LOANS (Narrative) (Details)	1 Months Ended		12 Months Ended
	May 31, 2020 CAD ($)	May 31, 2020 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 31, 2022 USD ($)	May 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Unsecured non-interest bearing note			$ 0	$ 119,958		$ 300,000
Loan, interest rate						18.00%
Accrued loan capitalized to exploration and evaluation assets			27,827	39,297
Accretion expense			0	2,824	$ 970
Canada Emergency Business Account [Member]
Disclosure of detailed information about borrowings [line items]
Line of credit	$ 40,000						$ 29,352
Loan fair value	$ 32,906						$ 24,146
Loan, interest rate	3.45%						3.45%
Fair value gain on loans advanced	$ 7,094	$ 5,206
Accretion expense			$ 0	$ 2,783	$ 970